Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Nov. 16, 2017
Document Effective Date	Nov. 16, 2017
Prospectus Date	Feb. 28, 2017
HSBC U.S. Government Money Market Fund | Class A Shares
Risk/Return:
Trading Symbol	FTRXX
HSBC U.S. Government Money Market Fund | Class Y Shares
Risk/Return:
Trading Symbol	RGYXX
HSBC U.S. Government Money Market Fund | Class B Shares
Risk/Return:
Trading Symbol	HUBXX
HSBC U.S. Government Money Market Fund | Class C Shares
Risk/Return:
Trading Symbol	HUMXX
HSBC U.S. Government Money Market Fund | Class D Shares
Risk/Return:
Trading Symbol	HGDXX
HSBC U.S. Government Money Market Fund | Class I Shares
Risk/Return:
Trading Symbol	HGIXX
HSBC U.S. Government Money Market Fund | Class E Shares
Risk/Return:
Trading Symbol	HGEXX
HSBC U.S. Government Money Market Fund | Intermediary Class Shares
Risk/Return:
Trading Symbol	HGGXX
HSBC U.S. Government Money Market Fund | Intermediary Service Class Shares
Risk/Return:
Trading Symbol	HGFXX
HSBC U.S. Treasury Money Market Fund | Class A Shares
Risk/Return:
Trading Symbol	HWAXX
HSBC U.S. Treasury Money Market Fund | Class Y Shares
Risk/Return:
Trading Symbol	HTYXX
HSBC U.S. Treasury Money Market Fund | Class B Shares
Risk/Return:
Trading Symbol	HTBXX
HSBC U.S. Treasury Money Market Fund | Class C Shares
Risk/Return:
Trading Symbol	HUCXX
HSBC U.S. Treasury Money Market Fund | Class D Shares
Risk/Return:
Trading Symbol	HTDXX
HSBC U.S. Treasury Money Market Fund | Class I Shares
Risk/Return:
Trading Symbol	HBIXX
HSBC U.S. Treasury Money Market Fund | Class E Shares
Risk/Return:
Trading Symbol	HTEXX
HSBC U.S. Treasury Money Market Fund | Intermediary Class Shares
Risk/Return:
Trading Symbol	HTGXX
HSBC U.S. Treasury Money Market Fund | Intermediary Service Class Shares
Risk/Return:
Trading Symbol	HTFXX